Related Party Balances and Transactions - Summary of Amounts Due to Related Party (Detail) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 4,309	$ 619
PP Credit Data Service Shanghai Company Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 4,309